The following table provides the significant unobservable inputs used in the binomial/lattice model for the initial valuation of the Public Warrants and Private Placement Warrants as of July 30, 2021 (FY) (Details)
	Sep. 30, 2023	Dec. 31, 2022	Jul. 30, 2021
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Expected term (in years)	5 years	5 years
Measurement Input, Share Price [Member] | Warrant [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input			9.47
Measurement Input, Exercise Price [Member] | Warrant [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input			11.5
Measurement Input, Expected Term [Member] | Warrant [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Expected term (in years)			5 years 6 months
Measurement Input, Price Volatility [Member] | Warrant [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input			20
Measurement Input, Risk Free Interest Rate [Member] | Warrant [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input			0.8
Measurement Input Fair Value [Member] | Warrant [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input			0.95